BASIS OF PRESENTATION AND GOING CONCERN (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION AND GOING CONCERN
Schedule of consolidated statement of operations and comprehensive loss

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2021	Restatement	December 31, 2021
Operating expenses:
Cost of revenues	(16,743,246)	(212,309)	(16,955,555)
Total operating expenses	(25,839,839)	(212,309)	(26,052,148)
Loss from operations	(8,840,402)	(212,309)	(9,052,711)
Financial expense	(4,924,711)	212,309	(4,712,402)
Net loss	(14,472,494)	—	(14,472,494)

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2020	Restatement	December 31, 2020
Operating expenses:
Cost of revenues	(9,518,360)	(83,698)	(9,602,058)
Total operating expenses	(13,713,907)	(83,698)	(13,797,605)
Loss from operations	(3,950,711)	(83,698)	(4,034,409)
Financial expense	(696,260)	83,698	(612,562)
Net loss	(4,630,168)	—	(4,630,168)

Schedule of consolidated statement of cash flows

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2021	Restatement	December 31, 2021
Depreciation and amortization	6,146,879	(673,842)	5,473,037
Non-cash interest expense/income, net	658,439	(395,535)	262,904
A. Net cash used in operating activities	(2,967,624)	(1,069,377)	(4,037,001)
Payments of lease obligations	(886,151)	886,151	—
Payments of term loans	(1,904,807)	363,493	(1,541,314)
Interest received from bank	180,267	(180,267)	—
C. Net cash from financing activities	42,024,309	1,069,377	43,093,686
F. Net increase in cash and cash equivalents	9,713,441	—	9,713,441

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2020	Restatement	December 31, 2020
Depreciation and amortization	2,936,156	(214,520)	2,721,636
Non-cash interest expense/income, net	265,359	(85,101)	180,258
A. Net cash used in operating activities	(770,369)	(299,621)	(1,069,990)
Payments of lease obligations	(298,218)	298,218	—
Payments of term loans	(18,205)	18,205	—
Interest received from bank	16,802	(16,802)	—
C. Net cash from financing activities	10,125,397	299,621	10,425,018
F. Net (decrease) / increase in cash and cash equivalents	(67,341)	—	(67,341)